Cover	Oct. 29, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2020
Entity File Number	001-32630
Entity Registrant Name	Fidelity National Financial, Inc.
Entity Central Index Key	0001331875
Entity Tax Identification Number	16-1725106
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 Riverside Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32204
City Area Code	904
Local Phone Number	854-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	FNF Common Stock, $0.0001 par value
Trading Symbol	FNF
Security Exchange Name	NYSE
5.50% Notes due September 2022 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.50% Notes due September 2022
Trading Symbol	FNF22
Security Exchange Name	NYSE